LEASES - Schedule of Future Minimum Lease Payments (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Leases [Abstract]
Remaining of 2026	$ 222,753	$ 286,416
2027	156,196	147,447
2028	83,930	76,551
2029	12,598	10,912
2030	11,123	10,912
Thereafter	27,808	27,281
Total lease payments	514,408	559,519
Less: imputed interest	(20,178)	(25,332)
Total	$ 494,230	$ 534,187	$ 534,187	$ 435,395